Convertible Senior Notes, Net (Details) - Schedule of liability and equity components of the convertible notes $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of liability and equity components of the convertible notes [Abstract]
Principal amount	$ 75,000
Unamortized discount	(1,839)
Unamortized issuance costs	(3,338)
Net carrying amount (including accrued interest)	69,823
Equity component, net of issuance costs of $127 and deferred taxes of $447	$ 1,683